UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2011

(unaudited)

COMMON STOCKS — 73.0% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 5.1%
United Continental Holdings, Inc. (b)	1,280,000	$ 29,427,200

Banks - Money Center - 10.9%
Citigroup Inc. (b)	6,200,000	27,404,000
Morgan Stanley (b)	270,000	7,376,400
The PNC Financial Services Group, Inc.	440,000	27,715,600
		62,496,000

Light Capital Goods - 11.4%
ASML Holding N.V. (c)	770,000	34,265,000
Lam Research Corporation (b)	555,000	31,446,300
		65,711,300

Metals and Mining - 5.0%
Alpha Natural Resources, Inc. (b)	485,000	28,794,450

Oil Service - 18.5%
Baker Hughes Incorporated	425,000	31,207,750
Halliburton Company	350,000	17,444,000
National Oilwell Varco, Inc.	390,000	30,915,300
Schlumberger Limited (c)	292,000	27,231,920
		106,798,970

Railroad - 9.6%
CSX Corporation	350,000	27,510,000
Norfolk Southern Corporation	400,000	27,708,000
		55,218,000

Services - 6.7%
priceline.com Incorporated (b)	76,500	38,742,660

Vehicle Assembly - 5.8%
Tata Motors Limited ADR (d)	1,200,000	33,348,000
TOTAL COMMON STOCKS (Identified cost $391,505,412)		420,536,580

BONDS — 26.6% OF TOTAL NET ASSETS	Face Amount

Beverages and Tobacco - 5.8%
Altria Group, Inc. 9.950%, 11/10/2038	$24,000,000	33,475,104

United States Treasury - 20.8%
United States Treasury Note, 0.375%, 08/31/2012	47,000,000	46,921,040
United States Treasury Note, 0.375%, 10/31/2012	71,400,000	71,162,952
United States Treasury Note, 0.750%, 03/31/2013	2,000,000	1,998,440
		120,082,432
TOTAL BONDS (Identified cost $145,233,041)		153,557,536

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.05%, 04/01/11 (Cost $2,690,000)	2,690,000	2,690,000

TOTAL INVESTMENTS — 100.1% (Identified cost $539,428,453) (e)		576,784,116
Cash and receivables		19,747,770
Liabilities		(20,867,417)
TOTAL NET ASSETS — 100.0%		$575,664,469

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of March 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 420,536,580	$ —	$ —

Debt Securities
United States Treasury	—	120,082,432	—
Corporate	—	33,475,104	—
Commercial Paper	—	2,690,000	—
Total	$ 420,536,580	$156,247,536	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	The Fund has approximately 10.7% of its net assets at March 31, 2011 invested in companies incorporated in the Netherlands.
(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)	Federal Tax Information: At March 31, 2011, the net unrealized appreciation on investments based on cost of $541,116,816 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 39,644,114
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,976,814)
$ 35,667,300

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2011

(unaudited)

COMMON STOCKS — 99.5% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 83.7%

	Shares	Value(a)

Lodging and Resorts - 13.6%
DiamondRock Hospitality Company	7,788,006	$ 86,992,027
Host Hotels & Resorts, Inc.	6,120,490	107,781,829
LaSalle Hotel Properties	1,580,000	42,660,000
		237,433,856

Office and Industrial - 17.0%
Alexandria Real Estate Equities, Inc.	97,400	7,594,278
AMB Property Corporation	2,550,000	91,723,500
Boston Properties, Inc.	920,000	87,262,000
SL Green Realty Corp.	1,450,000	109,040,000
		295,619,778

Residential - 20.8%
AvalonBay Communities, Inc.	755,000	90,660,400
Equity Residential	1,630,000	91,948,300
Essex Property Trust, Inc.	695,000	86,180,000
Home Properties, Inc.	1,579,860	93,132,747
		361,921,447

Retail - 27.3%
Developers Diversified Realty Corporation	3,200,000	44,800,000
General Growth Properties, Inc.	5,551,103	85,931,074
Simon Property Group, Inc.	1,085,673	116,340,719
Tanger Factory Outlet Centers, Inc.	3,130,000	82,131,200
Taubman Centers, Inc.	1,595,000	85,460,100
The Macerich Company	1,200,000	59,436,000
		474,099,093

Self Storage - 5.0%
Public Storage	780,000	86,509,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,206,159,471)		1,455,583,974

OTHER COMMON STOCKS - 15.8%

Metals and Mining - 3.0%
BHP Billiton Limited ADR (b)	550,000	52,734,000

Real Estate Services - 12.8%
CB Richard Ellis Group, Inc. (c)	4,830,000	128,961,000
Jones Lang LaSalle Incorporated	940,000	93,755,600
		222,716,600

TOTAL OTHER COMMON STOCKS (Identified cost $192,123,365)		275,450,600
TOTAL COMMON STOCKS (Identified cost $1,398,282,836)		1,731,034,574

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.05%, 04/01/11 (Cost $13,740,000)	$13,740,000	13,740,000
TOTAL INVESTMENTS — 100.3% (Identified cost $1,412,022,836) (d)		1,744,774,574
Cash and receivables		15,757,476
Liabilities		(20,253,142)
TOTAL NET ASSETS — 100.0%		$1,740,278,908

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of March 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,731,034,574	$ —	$ —

Debt Securities
Commercial Paper	—	13,740,000	—
Total	$1,731,034,574	$ 13,740,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(c)	Non-income producing security.
(d)	Federal Tax Information: At March 31, 2011, the net unrealized appreciation on investments based on cost of $1,414,841,217 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 330,252,372
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(319,015)
$ 329,933,357

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2011:

Name of Issuer	Number of Shares Held December 31, 2010	Gross Purchases	Gross Sales	Number of Shares Held March 31, 2011	Dividend Income	Market Value March 31, 2011

DiamondRock Hospitality Company*	7,788,006	—	—	7,788,006	$ —	$ 86,992,027
Total					$ —	$ 86,992,027

* Position is no longer considered an affiliated issuer.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2011

(unaudited)

COMMON STOCKS — 99.6% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 12.5%
Delta Air Lines, Inc. (b)	15,900,000	$ 155,820,000
Southwest Airlines Co.	4,200,000	53,046,000
United Continental Holdings, Inc. (b)	7,170,000	164,838,300
		373,704,300

Basic Materials - 3.2%
Peabody Energy Corporation	1,320,000	94,987,200

Chemicals - Major - 5.3%
LyondellBasell Industries N.V. (b)(c)	4,040,000	159,782,000

Computer Software and Services - 3.4%
Baidu, Inc. ADR (b)(d)	735,000	101,290,350

Electronic and Communication Equipment - 1.4%
Apple Inc. (b)	124,000	43,207,800

Insurance - 3.7%
Aflac Incorporated	2,100,000	110,838,000

Light Capital Goods - 14.9%
ASML Holding N.V. (c)	4,100,000	182,450,000
KLA-Tencor Corporation	2,070,000	98,055,900
Lam Research Corporation (b)	2,950,000	167,147,000
		447,652,900

Media - 5.7%
CBS Corporation	6,840,000	171,273,600

Metals and Mining - 3.9%
Massey Energy Company	1,700,000	116,212,000

Oil Service - 21.4%
Baker Hughes Incorporated	2,280,000	167,420,400
Halliburton Company	2,960,000	147,526,400
National Oilwell Varco, Inc.	2,580,000	204,516,600
Schlumberger Limited (c)	1,300,000	121,238,000
		640,701,400

Paper Products/Consumer - 4.3%
International Paper Company	4,240,000	127,963,200

Peripherals - 4.5%
Western Digital Corporation (b)	3,600,000	134,244,000

Railroad - 2.1%
CSX Corporation	810,000	63,666,000

Services - 7.0%
priceline.com Incorporated (b)	420,000	212,704,800

Vehicle Assembly - 6.3%
Tata Motors Limited ADR (d)	6,780,000	188,416,200

TOTAL COMMON STOCKS (Identified cost $2,844,315,746)		2,986,643,750

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.05%, 04/01/11 (Cost $27,605,000)	$27,605,000	27,605,000

TOTAL INVESTMENTS — 100.5% (Identified cost $2,871,920,746) (e)		3,014,248,750
Cash and receivables		148,608,609
Liabilities		(163,659,765)
TOTAL NET ASSETS — 100.0%		$2,999,197,594

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of March 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,986,643,750	$ —	$ —

Debt Securities
Commercial Paper	—	27,605,000	—
Total	$2,986,643,750	$ 27,605,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	The Fund has approximately 15.5% of its net assets at March 31, 2011 invested in companies incorporated in the Netherlands.
(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)	Federal Tax Information: At March 31, 2011, the net unrealized appreciation on investments based on cost of $2,877,693,720 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 205,978,020
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(69,422,990)
$ 136,555,030

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

May 16, 2011

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

May 16, 2011